Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-35700
Entity Registrant Name	DIAMONDBACK ENERGY, INC.
Entity Central Index Key	0001539838
Entity Tax Identification Number	45-4502447
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Texas Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FANG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false